Acquisitions of Subsidiaries (Details 2) (Firmway, USD $)	1 Months Ended
Mar. 31, 2011
Purchase price was allocated as follows:
Term of lease	20 years
Allocated Value
Cash	$ 1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608
Liabilities assumed	(1,927)
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)
Total consideration	12,000,000
Amortization Period of prepaid rent	20 years
Favorable lease term
Allocated Value
Intangible assets acquired:	$ 5,264,862
Amortization Period	20 years